Nature of Operations and Organization	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Organization and Operations
Nature of Operations and Organization

Note 1 — Organization and Operations

NGL Energy Partners LP (“we,” “us,” “our,” or the “Partnership”) is a Delaware limited partnership. NGL Energy Holdings LLC serves as our general partner. At September 30, 2014, our operations include:

•         Our crude oil logistics segment, the assets of which include owned and leased crude oil storage terminals, pipeline injection stations, a fleet of trucks, a fleet of leased and owned railcars, and a fleet of barges and towboats, and a 50% interest in a crude oil pipeline. Our crude oil logistics segment purchases crude oil from producers and transports it for resale at owned and leased pipeline injection points, storage terminals, barge loading facilities, rail facilities, refineries, and other trade hubs.

•         Our water solutions segment, the assets of which include water treatment and disposal facilities. Our water solutions segment generates revenues from the treatment and disposal of wastewater generated from crude oil and natural gas production, and from the sale of recycled water and recovered hydrocarbons.

•         Our liquids segment, which supplies natural gas liquids to retailers, wholesalers, refiners, and petrochemical plants throughout the United States and in Canada, and which provides natural gas liquids terminaling services through its 22 terminals throughout the United States and railcar transportation services through its fleet of leased and owned railcars. Our liquids segment purchases propane, butane, and other products from refiners, processing plants, producers, and other parties, and sells the product to retailers, refiners, petrochemical plants, and other participants in the wholesale markets.

•         Our retail propane segment, which sells propane, distillates, and equipment and supplies to end users consisting of residential, agricultural, commercial, and industrial customers and to certain re-sellers in more than 20 states.

•         Our refined products and renewables segment, which conducts gasoline, diesel, ethanol, and biodiesel marketing operations. We also own the 2.0% general partner interest and a 19.7% limited partner interest in TransMontaigne Partners L.P. (“TLP”), which conducts refined products terminaling operations. TLP also owns a 42.5% interest in Battleground Oil Specialty Terminal Company LLC (“BOSTCO”) and a 50% interest in Frontera Brownsville LLC (“Frontera”), which are entities that own refined products storage facilities.

Note 1 — Nature of Operations and Organization

NGL Energy Partners LP (“we,” “us,” “our,” or the “Partnership”) is a Delaware limited partnership formed in September 2010 by several investors (“IEP Parties”). NGL Energy Holdings LLC serves as our general partner. At March 31, 2014, our operations include:

•                  A crude oil logistics business, the assets of which include crude oil storage terminals, pipeline injection stations, a fleet of trucks, a fleet of leased railcars, and a fleet of barges and towboats, and a 50% interest in a crude oil pipeline. Our crude oil logistics business purchases crude oil from producers and transports it for resale at pipeline injection points, storage terminals, barge loading facilities, rail facilities, refineries, and other trade hubs.

•                  A water solutions business, the assets of which include water treatment and disposal facilities, a fleet of water trucks, and frac tanks. Our water solutions business generates revenues from the gathering, transportation, treatment, and disposal of wastewater generated from crude oil and natural gas production operations, and from the sale of recycled water and recovered hydrocarbons.

•                  Our liquids business, which supplies natural gas liquids to retailers, wholesalers, refiners, and petrochemical plants throughout the United States and in Canada, and which provides natural gas liquids terminaling services through its 22 terminals throughout the United States and railcar transportation services through its fleet of leased and owned railcars. Our liquids business purchases propane, butane, and other products from refiners, processing plants, producers, and other parties, and sells the product to retailers, refiners, and other participants in the wholesale markets.

•                  Our retail propane business, which sells propane, distillates, and equipment and supplies to end users consisting of residential, agricultural, commercial, and industrial customers and to certain re-sellers in more than 20 states.

We also operate a refined products marketing business, which purchases gasoline and diesel fuel from suppliers and typically sells these products in back-to-back contracts to customers at a nationwide network of third-party owned terminaling and storage facilities. We also operate a renewables business, which purchases ethanol primarily at production facilities and transports the ethanol for sale at various locations to refiners and blenders, and purchases biodiesel from production facilities in the Midwest and in Houston, Texas, and transports the product using leased railcars for sale to refiners and blenders. These businesses were acquired in our December 2013 acquisition of Gavilon, LLC (“Gavilon Energy”).

Initial Public Offering

On May 17, 2011, we completed our initial public offering (“IPO”). We sold a total of 4,025,000 common units in our IPO at $21.00 per unit. Our proceeds from the sale of 3,850,000 common units of $71.9 million, net of total offering costs of $9.0 million, were used to repay advances under our acquisition credit facility and for general partnership purposes. Proceeds from the sale of 175,000 common units ($3.4 million) from the underwriters’ exercise of their option to purchase additional common units from us were used to redeem 175,000 of the common units outstanding prior to our IPO. Upon the completion of our IPO and the underwriters’ exercise in full of their option to purchase additional common units from us and the redemption, we had outstanding 8,864,222 common units, 5,919,346 subordinated units, a 0.1% general partner interest, and incentive distribution rights (“IDRs”).

Acquisitions Subsequent to Initial Public Offering

Subsequent to our IPO, we significantly expanded our operations through a number of business combinations, including the following, among others:

•                  In October 2011, we completed a business combination with E. Osterman Propane, Inc., its affiliated companies, and members of the Osterman family, whereby we acquired retail propane operations in the northeastern United States.

•                  In November 2011, we completed a business combination with SemStream, L.P. (“SemStream”), whereby we acquired SemStream’s wholesale natural gas liquids supply and marketing operations and its 12 natural gas liquids terminals.

•                  In January 2012, we completed a business combination with seven companies associated with Pacer Propane Holding, L.P., whereby we acquired retail propane operations, primarily in the western United States.

•                  In February 2012, we completed a business combination with North American Propane, Inc., whereby we acquired retail propane and distillate operations in the northeastern United States.

•                  In May 2012, we acquired the retail propane and distillate operations of Downeast Energy Corp (“Downeast”). These operations are primarily in the northeastern United States.

•                  In June 2012, we completed a business combination with High Sierra Energy, LP and High Sierra Energy GP, LLC (collectively, “High Sierra”), whereby we acquired all of the ownership interests in High Sierra. High Sierra’s businesses include crude oil gathering, transportation and marketing; water treatment, disposal, and transportation; and natural gas liquids transportation and marketing.

•                  In November 2012, we completed a business combination whereby we acquired Pecos Gathering & Marketing, L.L.C. and certain of its affiliated companies (collectively, “Pecos”). The business of Pecos consists primarily of crude oil purchasing and logistics operations in Texas and New Mexico.

•                  In December 2012, we completed a business combination whereby we acquired all of the membership interests in Third Coast Towing LLC (“Third Coast”). The business of Third Coast consists primarily of transporting crude oil via barge.

•                  In July 2013, we completed a business combination whereby we acquired the assets of Crescent Terminals, LLC and the ownership interests in Cierra Marine, LP and its affiliated companies (collectively, “Crescent”), whereby we acquired four towboats, seven crude oil barges, and a crude oil terminal in South Texas.

•                  In July 2013, we completed a business combination with High Roller Wells Big Lake SWD No. 1, Ltd. (“Big Lake”), whereby we acquired a water disposal facility in West Texas. We also entered into a development agreement that provides us the option to purchase disposal facilities that may be developed in the future. During March 2014, we purchased one additional facility under this agreement.

•                  In August 2013, we completed a business combination whereby we acquired seven entities affiliated with Oilfield Water Lines LP (collectively, “OWL”). The businesses of OWL include water disposal operations and a water transportation business in Texas.

•                  In September 2013, we completed a business combination with Coastal Plains Disposal #1, LLC (“Coastal”), in which we acquired the ownership interests in water disposal facilities in Texas and the right to purchase one additional facility, which we exercised in March 2014.

•                  In December 2013, we acquired the ownership interests in Gavilon Energy. The assets of Gavilon Energy include crude oil terminals in Oklahoma, Texas, and Louisiana and a 50% interest in Glass Mountain Pipeline, LLC (“Glass Mountain”), which owns a crude oil pipeline that originates in western Oklahoma and terminates in Cushing, Oklahoma. This pipeline became operational in February 2014. The operations of Gavilon Energy include the marketing of crude oil, refined products, ethanol, biodiesel, and natural gas liquids.